UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04570

Name of Registrant: Vanguard New York Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2014 – November 30, 2015

Item 1: Reports to Shareholders

Annual Report | November 30, 2015

Vanguard New York Tax-Exempt Funds

Vanguard New York Tax-Exempt Money Market Fund

Vanguard New York Long-Term Tax-Exempt Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
New York Tax-Exempt Money Market Fund.	12
New York Long-Term Tax-Exempt Fund.	31
About Your Fund’s Expenses.	77
Glossary.	79

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2015
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard New York Tax-Exempt Money Market
Fund	0.01%	0.02%	0.01%	0.00%	0.01%
New York Tax-Exempt Money Market Funds
Average					0.00
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	2.06%	3.99%	3.38%	0.59%	3.97%
Admiral™ Shares	2.14	4.15	3.47	0.59	4.06
Barclays NY Municipal Bond Index					3.23
New York Municipal Debt Funds Average					3.05

New York Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

7-day SEC yield for the New York Tax-Exempt Money Market Fund; 30-day SEC yield for the New York Long-Term Tax-Exempt Fund.

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2014, Through November 30, 2015
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard New York Tax-Exempt Money Market
Fund	$1.00	$1.00	$0.000	$0.000
Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	$11.77	$11.84	$0.390	$0.000
Admiral Shares	11.77	11.84	0.400	0.000

Chairman’s Letter

Dear Shareholder,

The broad U.S. municipal bond market performed relatively well for the 12 months ended November 30, 2015, which, compared with recent fiscal years, was a less turbulent period for munis. Its return of about 3% was more than 2 percentage points above that of taxable bonds.

Vanguard New York Long-Term Tax-Exempt Fund came in a step or two ahead of the broad muni market, returning 3.97% for Investor Shares and 4.06% for Admiral Shares.

Interest income was the main driver of performance, although the fund’s capital return was also positive. Short-term muni yields moved higher amid expectations that the Federal Reserve would soon begin to normalize monetary policy. Intermediate- and long-term muni yields, on the other hand, experienced some ups and downs driven in part by supply-and-demand factors, but they generally finished the fiscal year a little lower than where they had started. (Bond yields and prices move in opposite directions.)

The Long-Term Fund outpaced the 3.23% return of its benchmark index and the 3.05% average return of its peer group.

With bond prices rising overall, the fund’s 30-day SEC yield slid over the period from 2.13% to 2.06% for Investor Shares and from 2.21% to 2.14% for Admiral Shares.

Vanguard New York Tax-Exempt Money Market Fund returned 0.01%, constrained by the Fed’s near-zero policy for short-term interest rates. Its average peer return was 0.00%. The fund’s 7-day SEC yield both began and finished the fiscal year at 0.01%.

Please note that the funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of November 30, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

As I’ve discussed previously, we’re making some changes to Vanguard’s lineup of money market funds in response to regulatory changes adopted in 2014 by the Securities and Exchange Commission.

Most notably, we plan to designate the New York Tax-Exempt Money Market Fund as a “retail fund,” along with all our national and state-specific tax-exempt money market funds. This change, which will take place ahead of the October 2016 compliance date, will enable individual investors to continue to access these very liquid, high-quality funds at a stable net asset value of $1 per share.

Bonds managed slight gains as investors waited for the Fed

Bond returns were muted for the 12 months as a whole. Prices rose and fell while investors digested the Fed’s latest statements about when it might begin to raise short-term interest rates. At times, both taxable and tax-exempt bonds benefited from demand for a safe haven.

Market Barometer
		Average Annual Total Returns
		Periods Ended November 30, 2015
	One	Three	Five
	Year	Years	Years
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	0.97%	1.50%	3.09%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.10	2.49	4.79
Citigroup Three-Month U.S. Treasury Bill Index	0.02	0.02	0.04

Stocks
Russell 1000 Index (Large-caps)	2.53%	16.10%	14.32%
Russell 2000 Index (Small-caps)	3.51	14.92	12.02
Russell 3000 Index (Broad U.S. market)	2.58	16.00	14.13
FTSE All-World ex US Index (International)	-6.43	3.85	3.41

CPI
Consumer Price Index	0.50%	1.02%	1.64%

The broad U.S. taxable bond market returned 0.97%. Interest income more than offset bond price declines. Although the yield of the 10-year Treasury note ended November at 2.22%, almost unchanged from 2.25% a year earlier, the yields of shorter-term bonds rose, especially in the second half of the period. For example, the 1-year Treasury yield climbed from 0.12% a year ago to 0.48%.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned about –8%, held back by the dollar’s strength against many foreign currencies. Without this currency effect, results were positive.

The Fed’s 0%–0.25% target for short-term rates continued to limit returns for money market funds and savings accounts. (In mid-December, soon after the close of the fund’s reporting period, the Fed raised the target to 0.25%–0.5%.)

The broad U.S. stock market produced modest returns

U.S. stocks traveled a bumpy route on their way to returns that approached 3% for the period. They dropped sharply in August and slid further in September amid fears about the ripple effects of China’s slowing growth, before rebounding strongly in October.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average
New York Tax-Exempt Money Market Fund	0.16%	—	0.13%
New York Long-Term Tax-Exempt Fund	0.20	0.12%	0.99

The fund expense ratios shown are from the prospectus dated March 26, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2015, the funds’ expense ratios were: for the New York Tax-Exempt Money Market Fund, 0.06%; and for the New York Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2014. The expense ratio for the New York Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratio was 0.16%.

Peer groups: For the New York Tax-Exempt Money Market Fund, New York Tax-Exempt Money Market Funds; for the New York Long-Term Tax-Exempt Fund, New York Municipal Debt Funds. In most, if not all, cases, the expense ratios for funds in the peer groups are based on net operating expenses after reimbursement and/or fee waivers by fund sponsors. In contrast, the Vanguard money market funds’ expense ratios in the table above do not reflect expense reductions.

International stocks returned about –6%, also held back by the dollar’s strength. Returns for emerging markets, which were especially affected by the concerns about China, trailed those of developed Pacific and European markets.

Positioning proved to be key to the bond fund’s performance

Nationwide, demand for municipal bonds was solid, not only from individual investors looking for tax-exempt income but also from nontraditional buyers such as banks and insurance companies. Municipals benefited as well from some of the safe-haven demand that helped Treasury bonds amid concerns about Greece and the slower growth in China. In New York, high tax rates for residents, along with an expanding economy and rising state tax revenues, added to muni bonds’ allure. At the same time, supply increased only modestly.

The demand was not felt evenly across the yield curve, however. Investors shied away from short-term bonds given the prospect of a Fed rate increase, preferring the higher yields (and greater risk) of longer-dated and lower-rated bonds.

In that environment, the Long-Term Fund, which primarily holds securities maturing in ten years or more, had an advantage over its benchmark, which spans all maturities. New York munis maturing in less than five years returned roughly 1% on average for the benchmark, for example, while returns for those maturing in ten years or more averaged around 4%.

Total Returns
Ten Years Ended November 30, 2015
Average
Annual Return
New York Tax-Exempt Money Market Fund	0.97%
New York Tax-Exempt Money Market Funds Average	0.80
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

New York Long-Term Tax-Exempt Fund Investor Shares	4.54%
Barclays NY Municipal Bond Index	4.71
New York Municipal Debt Funds Average	4.01
New York Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Results by credit quality varied less, but the tilt toward lower-quality investment-grade bonds by the fund’s advisor, Vanguard Fixed Income Group, worked in its favor.

The advisor added value by overweighting premium callable bonds, which typically trade at prices that compensate holders for the risk that they might be redeemed before maturity. Switching out individual issues whose valuations had risen for more attractively priced securities helped as well.

For more information about the advisor’s approach and the funds’ positioning during the year, please see the Advisor’s Report that follows this letter.

Credit research and low costs supported results over a decade

Although the most recent fiscal year was relatively calm for the broad municipal bond market, that wasn’t the case over the past decade. A small number of widely publicized bankruptcies took place, including in Detroit. And tax revenues shrank during the Great Recession and its aftermath, further straining already challenged borrowers.

Through it all, the Vanguard New York Tax-Exempt Funds have benefited from the expertise and experience of our team of in-house credit analysts working closely with the portfolio management team to

Credit research: A key part of Vanguard’s investment process

When our funds buy a municipal bond, fund shareholders are lending money to a school district, turnpike authority, hospital, university, or other tax-exempt borrower. We expect those loans to be repaid. That’s why credit research is a pillar of our investment process and why our credit analysts work closely with our portfolio managers and traders.

Our credit team conducts an objective, thorough, and independent analysis of each issuer’s overall creditworthiness. This quantitative and qualitative approach may include testing the sensitivity of projected cash flows, analyzing demographic and economic drivers, negotiating legal covenants, meeting with the issuer’s officials, and, of course, digging into financial statements.

Credit analysts look to identify opportunities or problems among any bonds we own or are considering. Their informed opinions help us understand and manage risk, sidestep troubled issuers, and uncover value.

Our senior municipal credit analysts average more than 23 years of industry experience and more than 10 years at Vanguard. This experience, along with stability in our team structure, helps ensure consistency in credit exposure and risk management across funds with similar objectives.

identify and understand the risks and opportunities of the bonds we own or are considering for inclusion. (For more on the credit team, see the insight box on page 6.)

For the ten years ended November 30, 2015, this rigorous approach—and Vanguard’s low costs—helped the Long-Term Fund return 4.54% for Investor Shares and 4.62% for Admiral Shares, well ahead of the 4.01% average return of its peer group but a step behind its benchmark. The Money Market Fund (+0.97%) also did better than its peer group (+0.80%).

A final note about a key member of our municipal bond fund management team: Pamela Wisehaupt Tynan, who joined Vanguard in 1982 and has been a longtime muni bond fund manager with us, has announced her retirement effective at the end of February 2016. We are grateful for her dedication in successfully managing a number of our funds for more than two decades. Pam also developed a deep and talented team of portfolio managers and traders to oversee Vanguard’s tax-exempt money market funds. I know that our short-term muni bond team is in good hands, as we’ve appointed Justin Schwartz to succeed Pam. Justin joined Vanguard in 2004 and has worked closely with Pam since 2005.

A dose of discipline is crucial when markets become volatile

The developments over the past few months remind us that nobody can control the direction of the markets or reliably predict where they’ll go in the short term. However, investors can control how they react to unstable and turbulent markets.

During periods of market adversity, it’s more important than ever to keep sight of one of Vanguard’s key principles: Maintain perspective and long-term discipline. Whether you’re investing for yourself or on behalf of clients, your success is affected greatly by how you respond—or don’t respond—during turbulent markets. (You can read Vanguard’s Principles for Investing Success at vanguard.com/research.)

As I’ve written in the past, the best course for long-term investors is generally to ignore daily market moves and not make decisions based on emotion. This is also a good time to evaluate your portfolio and make sure your asset allocation is aligned with your time horizon, goals, and risk tolerance.

The markets are unpredictable and often confounding. Keeping your long-term plans clearly in focus can help you weather these periodic storms.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 7, 2016

Advisor’s Report

For the fiscal year ended November 30, 2015, Vanguard New York Long-Term Tax-Exempt Fund posted a return of 3.97% for Investor Shares and 4.06% for Admiral Shares. Those performances were ahead of the 3.23% return for the benchmark, the Barclays New York Municipal Bond Index. They were also better than the average return of 3.05% for peer-group funds. Vanguard New York Tax-Exempt Money Market Fund returned 0.01%; the average for its peer funds was 0.00%.

The investment environment

The fiscal year began soon after the Federal Reserve wrapped up its multiyear stimulative bond-buying program. Attention turned to when the Fed would begin to raise rates, a question that preoccupied investors globally, in both the bond and the stock markets, throughout the period.

The Fed made clear that the timing of its first rate increase in almost a decade would depend on the overall health of the economy and on the picture for employment and inflation in particular. Those data points generally moved in the right direction. GDP growth almost ground to a halt in the first calendar quarter of 2015, in part because of a harsh winter and a West Coast port strike, but it recovered in the second and third quarters. Job growth was generally strong. The national unemployment rate fell over the fiscal year from 5.8% to 5.0%—a level not seen since April 2008. And inflation, although under pressure from falling energy and import prices, was expected to move in the medium term toward the Fed’s 2% target.

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	November 30,
Maturity	2014	2015
2 years	0.38%	0.72%
5 years	1.15	1.26
10 years	2.08	2.02
30 years	3.01	2.96
Source: Vanguard.

But growth outside the United States was spotty. The Greek debt crisis weighed on prospects for the euro zone for a substantial part of the fiscal year, and concerns about Chinese policymakers’ ability to engineer a soft landing for their country’s economy rattled global markets in the summer.

International concerns may have contributed to the Fed’s decision to hold off raising rates during the period covered in this report. (In mid-December, just after the close of the period, the Fed did raise the federal funds target rate, from 0%–0.25% to 0.25%–0.5%.) Short-term U.S. Treasury rates nevertheless moved higher over the 12 months in anticipation of Fed action, while longer-term Treasury rates dipped a bit. The New York municipal yield curve also flattened.

New York’s economy grew slightly faster than that of the United States as a whole, according to a gauge of current economic conditions published monthly by the Federal Reserve Bank of Philadelphia. The bank’s index for the Empire State climbed by a little more than 3% from November 2014 through October 2015, while the increase in the index at the national level was a little less than 3%. (Each state’s index incorporates data on nonfarm payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary payments.)

New York State finances benefited from a continued rise in tax revenues as well as windfalls from bank and insurance company settlements. Borrowing also went up, but at a more modest pace than municipal bond issuance nationwide.

On the demand side, investors still looking for yield helped longer-dated and lower-rated bonds outperform.

Management of the funds

At Vanguard, we strive to add value through a diversified mix of strategies—primarily, duration and yield-curve positioning, credit-quality decisions, and security selection. We don’t try to hit home runs, preferring to consistently hit singles and doubles. Risk management is key in our investment processes. And we collaborate closely with Vanguard’s experienced team of credit analysts. They perform an objective, thorough, and independent analysis of the overall creditworthiness of every issuer whose bonds we own or are considering buying.

We made no significant shifts during the period in the Long-Term Fund’s portfolio strategy or positioning. In a relatively range-bound environment for bond yields and credit spreads, we believed that picking up additional yield would be a source of outperformance. To do this, we started and ended with a tilt toward lower-quality and longer-dated bonds compared with the benchmark’s credit and maturity profiles. This strategy, which served us well, was part of our defensive posture while awaiting the Fed’s first move, as longer-dated bond yields are influenced more by inflation expectations than by short-term borrowing costs.

We added value by holding premium callable bonds. Because these bonds may be redeemed before maturity, exposing investors to reinvestment risk, they offer attractive yields and favorable total return potential across many interest rate scenarios.

We were also highly selective among general obligation bonds, instead favoring revenue bonds that have more identifiable cash-flow streams to service the debt.

For the Money Market Fund, the low interest rate environment remained challenging but not unfamiliar. We continued to look for opportunities to support returns through risk management, security selection, and credit analysis.

A look ahead

Although the U.S. economy’s growth rate slowed in the third calendar quarter, we believe it is on track to average about 2.5% or a bit higher in 2016. Inflation should remain tempered by oil prices, which seem to have settled into a range far below their summer 2014 peak.

The monetary-tightening cycle that the Fed has just initiated is likely to be slow and gradual. Moreover, it may well end at a level below the historical average, given the moderate pace of economic growth in the United States, the fragile pace of growth abroad, and the modest outlook for inflation. These expectations are already largely built into bond market prices.

On the money market front, the coming year is likely to be interesting given the expectation of rising interest rates and the anticipated shifting of assets before the October 2016 date for complying with new Securities and Exchange Commission rules. As previously mentioned, we plan to designate the New York Tax-Exempt Money Market Fund as a retail fund, along with all our national and state-specific tax-exempt money market funds—giving investors continued access to stable-value offerings.

Apart from Fed policy, interest rates are likely to remain range-bound. We expect their floor to be set, at least in part, by the strength of the U.S. economy. The cap will be determined by global conditions, including the relative strength of the dollar, slower growth overseas, and foreign central bank policies—which have driven down bond yields abroad.

As rates fell in recent years, we captured many opportunities for price appreciation. We don’t see much scope for credit spreads to tighten significantly, nor do we expect them to widen back out. Given the macroeconomic environment and current valuations for muni and taxable bonds, we expect to keep seeking to add value through a combination of duration and maturity positioning, credit-quality calls, and security selection.

Because market volatility may increase as interest rates move higher, we will continue to hold above-average levels of liquidity that will give us the “dry powder” to take advantage of any pricing dislocations that may arise.

And, as always, our experienced team of portfolio managers, traders, and credit analysts will seek out opportunities to add to the funds’ performance, whatever the markets may bring.

Christopher W. Alwine, CFA, Principal, Head of Municipal Bond Funds Pamela Wisehaupt Tynan, Principal, Head of Municipal Money Market Funds Mathew M. Kiselak, Principal, Portfolio Manager Adam M. Ferguson, CFA, Portfolio Manager Justin A. Schwartz, CFA, Portfolio Manager Vanguard Fixed Income Group December 18, 2015

New York Tax-Exempt Money Market Fund

Fund Profile
As of November 30, 2015

Financial Attributes
Ticker Symbol	VYFXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	37 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody's, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 26, 2015, and represents estimated costs for the current fiscal year. For the fiscal year ended November 30, 2015, the expense ratio was 0.06%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

New York Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 2005, Through November 30, 2015

Initial Investment of $10,000

New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend information.

New York Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 2005, Through November 30, 2015
		NY Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2006	3.28%	2.81%
2007	3.60	3.12
2008	2.32	1.88
2009	0.36	0.24
2010	0.10	0.01
2011	0.06	0.04
2012	0.03	0.00
2013	0.01	0.00
2014	0.01	0.00
2015	0.01	0.00
7-day SEC yield (11/30/2015): 0.01%
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Average Annual Total Returns: Periods Ended September 30, 2015

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New York Tax-Exempt Money
Market Fund	9/3/1997	0.01%	0.03%	1.01%

New York Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of November 30, 2015

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.6%)
New York (100.6%)
Albany County NY BAN	2.000%	5/27/16	28,562	28,796
Albany NY Industrial Development Agency
Civic Facility Revenue (CHF Holland Suites LLC
Project) VRDO	0.010%	12/7/15 LOC	9,855	9,855
Babylon NY BAN	2.000%	7/1/16	14,650	14,788
Columbia County NY Capital Resource Corp.
Civic Facility Revenue (Columbia Memorial
Hospital Project) VRDO	0.020%	12/7/15 LOC	3,800	3,800
Columbia County NY Industrial Development
Agency Civic Facility Revenue
(Columbia Memorial HospitalProject) VRDO	0.020%	12/7/15 LOC	4,140	4,140
Connetquot NY Central School District TAN	1.500%	6/27/16	5,000	5,035
Delaware Valley NY Industrial Development
Authority Revenue (Delaware Valley Hospital)
VRDO	0.020%	12/7/15 LOC	3,315	3,315
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.020%	12/7/15	6,665	6,665
Franklin County NY Civic Development Corp.
Revenue VRDO	0.020%	12/7/15 LOC	4,300	4,300
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.020%	12/7/15 LOC	16,715	16,715
Half Hollow Hills NY Central School District TAN	2.000%	6/28/16	20,500	20,706
Hauppauge NY Union Free School District TAN	2.000%	6/24/16	5,000	5,049
Irondequoit NY GO	2.000%	4/22/16	6,500	6,540
Lancaster NY Central School District BAN	2.000%	6/16/16	19,131	19,304
Lindenhurst NY Union Free School District TAN	1.500%	6/20/16	9,750	9,816
Long Beach NY City School District RAN	2.000%	6/30/16	7,250	7,307
Massapequa NY Union Free School District BAN	2.000%	7/22/16	6,000	6,058
Middle Country NY Central School District TAN	1.500%	6/27/16	7,250	7,299
Middletown NY City School District BAN	2.000%	6/29/16	23,980	24,191
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Nazareth College)
VRDO	0.010%	12/7/15 LOC	5,660	5,660

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nassau County NY Industrial Development
Agency Civic Facility Revenue (Cold Spring
Harbor Laboratory) VRDO	0.010%	12/1/15	7,450	7,450
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.010%	12/7/15	11,200	11,200
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.010%	12/7/15	30,175	30,175
New York City NY Build NYC Resource Corp.
Revenue (Asia Society Project) VRDO	0.010%	12/7/15 LOC	6,000	6,000
New York City NY GO	2.000%	3/1/16	14,975	15,040
New York City NY GO	5.000%	4/1/16 (Prere.)	3,000	3,047
1 New York City NY GO TOB VRDO	0.010%	12/7/15	10,095	10,095
New York City NY GO VRDO	0.010%	12/1/15 LOC	14,230	14,230
New York City NY GO VRDO	0.010%	12/1/15	3,000	3,000
New York City NY GO VRDO	0.010%	12/1/15	5,100	5,100
New York City NY GO VRDO	0.010%	12/1/15 LOC	8,050	8,050
New York City NY GO VRDO	0.010%	12/1/15 LOC	2,725	2,725
New York City NY GO VRDO	0.010%	12/7/15	4,500	4,500
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.010%	12/7/15 LOC	6,400	6,400
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl Street)
VRDO	0.010%	12/7/15 LOC	5,000	5,000
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.040%	12/7/15	6,665	6,665
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.040%	12/7/15	11,730	11,730
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.060%	12/7/15	6,730	6,730
New York City NY Housing Development Corp.
Multi-Family Housing Revenue VRDO	0.020%	12/7/15	6,000	6,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(89 Murray Street Development) VRDO	0.020%	12/7/15 LOC	15,800	15,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(First Avenue Development) VRDO	0.020%	12/7/15 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(Markham Gardens Apartments) VRDO	0.020%	12/7/15 LOC	6,800	6,800
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(100 Jane Street) VRDO	0.020%	12/7/15 LOC	15,250	15,250
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(1133 Manhattan Avenue) VRDO	0.010%	12/7/15 LOC	16,670	16,670
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(2 Gold Street) VRDO	0.010%	12/7/15	6,000	6,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(90 West Street) VRDO	0.010%	12/7/15 LOC	5,870	5,870

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.020%	12/7/15 LOC	23,100	23,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Ocean Gate Development) VRDO	0.010%	12/7/15 LOC	8,445	8,445
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.020%	12/7/15 LOC	22,000	22,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Rivereast Apartments) VRDO	0.020%	12/7/15 LOC	20,000	20,000
New York City NY Housing Finance Agency
Revenue (900 Eighth Avenue) VRDO	0.010%	12/7/15 LOC	25,000	25,000
New York City NY Industrial Development Agency
Civic Facility Revenue (Mercy College Project)
VRDO	0.020%	12/7/15 LOC	9,980	9,980
New York City NY Industrial Development Agency
Civic Facility Revenue (New York Congregational
Nursing Center Project) VRDO	0.010%	12/7/15 LOC	8,020	8,020
New York City NY Industrial Development Agency
Civic Facility Revenue (New York Law School)
VRDO	0.010%	12/7/15 LOC	13,620	13,620
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.010%	12/7/15	10,000	10,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/1/15	3,750	3,750
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/1/15	3,145	3,145
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/1/15	6,900	6,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/1/15	3,700	3,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/1/15	5,080	5,080
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/1/15	20,900	20,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/1/15	900	900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/1/15	7,125	7,125
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/7/15	5,000	5,000

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/3/15	2,500	2,500
1 New York City NY Sales Tax Asset
Receivable Corp. Revenue TOB VRDO	0.020%	12/7/15	3,140	3,140
1 New York City NY Sales Tax Asset
Receivable Corp. Revenue TOB VRDO	0.020%	12/7/15	3,335	3,335
1 New York City NY Sales Tax Asset
Receivable Corp. Revenue TOB VRDO	0.020%	12/7/15	5,250	5,250
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.010%	12/7/15	15,210	15,210
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.020%	12/7/15	3,000	3,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.010%	12/7/15	6,300	6,300
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.020%	12/7/15	2,890	2,890
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.020%	12/7/15	6,000	6,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.020%	12/7/15	3,000	3,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.020%	12/7/15	5,000	5,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.020%	12/7/15	5,000	5,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	12/1/15	7,900	7,900
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	12/1/15	11,000	11,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	12/7/15	2,200	2,200
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.010%	12/1/15	1,500	1,500
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.010%	12/1/15	1,900	1,900
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.010%	12/7/15	10,965	10,965
2 New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural History)
PUT	0.020%	2/26/16	16,500	16,500
2 New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural History)
PUT	0.020%	6/10/16	15,000	15,000
New York City NY Trust for Cultural Resources
Revenue (School of American Ballet Inc.) VRDO	0.010%	12/7/15 LOC	7,900	7,900
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.010%	12/7/15	32,100	32,100
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.010%	12/7/15	48,960	48,960
1 New York Convention Center Development Corp.
Revenue TOB VRDO	0.020%	12/7/15	10,400	10,400

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.010%	12/7/15 LOC	20,000	20,000
New York Metropolitan Transportation Authority
Revenue	0.500%	3/1/16	20,000	20,006
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.010%	12/1/15 LOC	22,970	22,970
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.010%	12/7/15 LOC	4,800	4,800
1 New York Metropolitan Transportation Authority
Revenue (Service Contract) TOB VRDO	0.020%	12/7/15	4,500	4,500
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.020%	12/7/15 (13)(4)	11,000	11,000
New York Metropolitan Transportation Authority
Revenue VRDO	0.010%	12/7/15 LOC	6,000	6,000
New York Metropolitan Transportation Authority
Revenue VRDO	0.010%	12/7/15 LOC	9,800	9,800
New York Metropolitan Transportation Authority
Revenue VRDO	0.010%	12/7/15 LOC	3,275	3,275
New York Metropolitan Transportation Authority
Revenue VRDO	0.010%	12/7/15 LOC	10,000	10,000
New York Municipal Bond Bank Agency
Special School Purpose Revenue	4.000%	12/1/15	8,790	8,790
New York State Dormitory Authority Revenue
(Blythedale Children’s Hospital) VRDO	0.010%	12/7/15 LOC	8,900	8,900
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.020%	12/7/15 LOC	2,270	2,270
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.020%	12/7/15 LOC	3,075	3,075
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.020%	12/7/15 LOC	11,500	11,500
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.020%	12/7/15 LOC	5,295	5,295
New York State Dormitory Authority Revenue
(City University of New York)	5.000%	7/1/16	395	396
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/16	1,090	1,119
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.010%	12/7/15	43,400	43,400
New York State Dormitory Authority Revenue
(Cornell University) CP	0.070%	1/25/16	6,000	6,000
New York State Dormitory Authority Revenue
(Cornell University) CP	0.060%	2/3/16	5,000	5,000
1 New York State Dormitory Authority Revenue
(Cornell University) TOB VRDO	0.030%	12/7/15	12,700	12,700
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.010%	12/7/15	17,605	17,605
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.010%	12/7/15	10,695	10,695
1 New York State Dormitory Authority Revenue
(Fordham University) TOB VRDO	0.020%	12/7/15 (13)	5,000	5,000
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.010%	12/7/15 LOC	3,965	3,965

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)
TOB VRDO	0.020%	12/7/15	7,860	7,860
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/16	1,435	1,449
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/16	1,000	1,010
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
VRDO	0.010%	12/7/15 LOC	1,935	1,935
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
VRDO	0.010%	12/7/15 LOC	60,715	60,715
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.010%	12/7/15 LOC	6,700	6,700
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/16	1,385	1,399
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.020%	12/7/15	6,000	6,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.020%	12/7/15	4,000	4,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.020%	12/7/15	11,000	11,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.020%	12/7/15	5,000	5,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.020%	12/7/15	8,330	8,330
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.010%	12/7/15	6,300	6,300
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.010%	12/7/15	43,100	43,100
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.010%	12/7/15 LOC	13,500	13,500
New York State Dormitory Authority Revenue
(St. John’s University) VRDO	0.010%	12/7/15 LOC	29,195	29,195
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.010%	12/7/15	4,815	4,815
New York State Dormitory Authority
Sales Tax Revenue	3.000%	3/15/16	7,515	7,576
1 New York State Dormitory Authority
Sales Tax Revenue TOB VRDO	0.010%	12/7/15	11,580	11,580
1 New York State Dormitory Authority
Sales Tax Revenue TOB VRDO	0.020%	12/7/15	3,365	3,365
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	1,000	1,002
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	2.000%	6/15/16	3,875	3,911
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds) TOB VRDO	0.020%	12/7/15	3,645	3,645
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	3/15/16	6,423	6,512
New York State GO	5.000%	4/15/16	7,675	7,812

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State GO	5.000%	4/15/16	37,975	38,653
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.010%	12/7/15 LOC	4,300	4,300
New York State Housing Finance Agency
Housing Revenue (316 11th Avenue) VRDO	0.010%	12/7/15 LOC	10,000	10,000
New York State Housing Finance Agency
Housing Revenue (625 W 57th St) VRDO	0.010%	12/7/15 LOC	6,250	6,250
New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	0.010%	12/7/15 LOC	7,500	7,500
New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	0.010%	12/7/15 LOC	3,500	3,500
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I) VRDO	0.010%	12/7/15 LOC	7,700	7,700
New York State Housing Finance Agency
Housing Revenue (College Arms Apartments)
VRDO	0.010%	12/7/15	10,390	10,390
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.020%	12/7/15 LOC	20,800	20,800
New York State Housing Finance Agency
Housing Revenue (McCarthy Manor Apartments)
VRDO	0.010%	12/7/15 LOC	6,800	6,800
New York State Housing Finance Agency
Housing Revenue (Riverside Center 2) VRDO	0.010%	12/7/15 LOC	5,200	5,200
New York State Housing Finance Agency
Housing Revenue (Riverside Center 2) VRDO	0.010%	12/7/15 LOC	8,200	8,200
New York State Housing Finance Agency
Housing Revenue (Saville) VRDO	0.020%	12/7/15 LOC	33,000	33,000
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.010%	12/7/15 LOC	4,600	4,600
New York State Housing Finance Agency Revenue
(Clinton Park) VRDO	0.010%	12/7/15 LOC	13,500	13,500
New York State Housing Finance Agency Revenue
(Dock Street Rental LLC) VRDO	0.010%	12/7/15 LOC	14,800	14,800
New York State Housing Finance Agency Revenue
(Maestro West Chelsea Housing) VRDO	0.010%	12/7/15 LOC	5,000	5,000
New York State Housing Finance Agency Revenue
(Riverside Center) VRDO	0.010%	12/7/15 LOC	7,000	7,000
New York State Local Government
Assistance Corp. Revenue VRDO	0.010%	12/7/15	17,600	17,600
New York State Mortgage Agency
Homeowner Mortgage Revenue VRDO	0.020%	12/1/15	15,440	15,440
New York State Mortgage Agency
Homeowner Mortgage Revenue VRDO	0.020%	12/1/15	6,500	6,500
New York State Mortgage Agency
Homeowner Mortgage Revenue VRDO	0.020%	12/1/15	4,800	4,800
New York State Mortgage Agency
Homeowner Mortgage Revenue VRDO	0.010%	12/7/15	5,000	5,000
New York State Mortgage Agency
Homeowner Mortgage Revenue VRDO	0.010%	12/7/15	25,400	25,400
New York State Mortgage Agency
Homeowner Mortgage Revenue VRDO	0.020%	12/7/15	11,705	11,705
New York State Power Authority Revenue CP	0.030%	12/15/15	7,298	7,298
New York State Power Authority Revenue CP	0.040%	12/15/15	13,044	13,044

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Power Authority Revenue CP	0.040%	1/4/16	3,399	3,399
New York State Power Authority Revenue CP	0.050%	1/6/16	7,500	7,500
New York State Power Authority Revenue CP	0.040%	1/14/16	2,840	2,840
New York State Power Authority Revenue PUT	0.140%	3/1/16	22,600	22,600
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	2,000	2,031
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	5,050	5,131
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16 (Prere.)	6,000	6,083
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16 (Prere.)	3,450	3,497
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	3,000	3,042
New York State Urban Development Corp
Revenue (Personal Income Tax)	5.000%	3/15/16	13,600	13,789
New York State Urban Development Corp.
Revenue	5.000%	12/15/15 (Prere.)	2,000	2,004
New York State Urban Development Corp.
Revenue	5.000%	1/1/16	7,045	7,073
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	2,000	2,004
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.020%	12/7/15	7,500	7,500
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.020%	12/7/15	5,850	5,850
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	1,120	1,124
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	5,925	5,949
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.010%	12/7/15 LOC	9,700	9,700
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.010%	12/7/15 LOC	7,100	7,100
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.010%	12/7/15	14,170	14,170
North Hempstead NY BAN	0.850%	4/6/16	11,462	11,486
North Hempstead NY BAN	0.850%	4/6/16	2,365	2,370
1 Nuveen New York AMT-Free Municipal
Income Fund VRDP VRDO	0.070%	12/7/15 LOC	20,000	20,000
1 Nuveen New York AMT-Free Municipal
Income Fund VRDP VRDO	0.070%	12/7/15 LOC	31,000	31,000
1 Nuveen New York AMT-Free Municipal
Income Fund VRDP VRDO	0.070%	12/7/15 LOC	44,500	44,500
1 Nuveen New York Dividend Advantage
Municipal Fund VRDP VRDO	0.090%	12/7/15 LOC	34,500	34,500
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.020%	12/7/15 LOC	4,470	4,470
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.020%	12/7/15 LOC	7,440	7,440

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse Home
Association Project) VRDO	0.010%	12/7/15 LOC	5,330	5,330
Oyster Bay - East Norwich NY Central School
District TAN	2.000%	6/24/16	5,500	5,547
Port Authority of New York & New Jersey
Revenue	2.000%	5/1/16	6,515	6,563
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.020%	12/7/15	8,500	8,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.030%	12/7/15	2,900	2,900
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.040%	12/7/15	1,710	1,710
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.040%	12/7/15	1,050	1,050
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.040%	12/7/15	6,500	6,500
Saratoga County NY Capital Resource Corp.
Revenue (Saratoga Hospital Project) VRDO	0.020%	12/7/15 LOC	3,120	3,120
Smithtown NY Central School District TAN	2.000%	6/30/16	10,000	10,100
South Country NY Central School District TAN	2.000%	6/27/16	10,500	10,604
Southampton NY Union Free School District TAN	1.500%	6/27/16	9,000	9,063
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (St. Anthony’s
High School) VRDO	0.020%	12/7/15 LOC	9,200	8,900
Suffolk County NY Water Authority BAN	4.000%	1/15/16	35,400	35,565
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.010%	12/7/15 LOC	7,275	7,275
Tompkins County NY Industrial Development
Agency Civic Facility Revenue
(Cornell University) VRDO	0.010%	12/7/15	7,555	7,555
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca College)
VRDO	0.010%	12/7/15 LOC	24,000	24,000
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.020%	12/7/15	2,660	2,660
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.010%	12/1/15 LOC	7,545	7,545
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.010%	12/7/15 LOC	4,000	4,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.010%	12/7/15 LOC	8,000	8,000
Ulster County NY BAN	2.000%	11/23/16	8,812	8,938
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.010%	12/7/15	6,650	6,650
West Babylon NY Union Free School District TAN	2.000%	6/24/16	8,350	8,428
Williamsville NY Central School District BAN	2.000%	6/15/16	6,928	6,988
Total Tax-Exempt Municipal Bonds (Cost $2,197,876)				2,197,876

New York Tax-Exempt Money Market Fund

Amount
($000)
Other Assets and Liabilities (-0.6%)
Other Assets
Investment in Vanguard	190
Receivables for Investment Securities Sold	1,205
Receivables for Accrued Income	3,600
Receivables for Capital Shares Issued	4,630
Other Assets	4,825
Total Other Assets	14,450
Liabilities
Payables for Investment Securities Purchased	(13,500)
Payables for Capital Shares Redeemed	(3,511)
Payables to Vanguard	(5,493)
Total Liabilities	(22,504)
Net Assets (100%)
Applicable to 2,189,620,952 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,189,822
Net Asset Value Per Share	$1.00

At November 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	2,189,820
Undistributed Net Investment Income	2
Net Assets	2,189,822

  See Note A in Notes to Financial Statements.
  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, the aggregate value of these securities was $392,525,000, representing 18.0% of net assets.
  Adjustable-rate security.
  A key to abbreviations and other references follows the Statement of Net Assets. See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2015
($000)
Investment Income
Income
Interest	1,633
Total Income	1,633
Expenses
The Vanguard Group—Note B
Investment Advisory Services	465
Management and Administrative	2,512
Marketing and Distribution	552
Custodian Fees	25
Auditing Fees	29
Shareholders’ Reports	11
Trustees’ Fees and Expenses	2
Total Expenses	3,596
Expense Reduction—Note B	(2,190)
Net Expenses	1,406
Net Investment Income	227
Realized Net Gain (Loss) on Investment Securities Sold	2
Net Increase (Decrease) in Net Assets Resulting from Operations	229

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	227	238
Realized Net Gain (Loss)	2	2
Net Increase (Decrease) in Net Assets Resulting from Operations	229	240
Distributions
Net Investment Income	(225)	(238)
Realized Capital Gain	—	—
Total Distributions	(225)	(238)
Capital Share Transactions (at $1.00 per share)
Issued	1,259,422	1,361,127
Issued in Lieu of Cash Distributions	220	233
Redeemed	(1,361,922)	(1,552,607)
Net Increase (Decrease) from Capital Share Transactions	(102,280)	(191,247)
Total Increase (Decrease)	(102,276)	(191,245)
Net Assets
Beginning of Period	2,292,098	2,483,343
End of Period[1]	2,189,822	2,292,098

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $2,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001	.0001	.0001	.0003	.001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.0001	.0001	.0001	.0003	.001
Distributions
Dividends from Net Investment Income	(.0001)	(.0001)	(.0001)	(.0003)	(.001)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0001)	(.0001)	(.0001)	(.0003)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.01%	0.01%	0.01%	0.03%	0.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,190	$2,292	$2,483	$2,638	$2,846
Ratio of Total Expenses to Average Net Assets[2]	0.06%	0.07%	0.12%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.01%	0.01%	0.03%	0.06%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2015, 0.16% for 2014, 0.16% for 2013, 0.16% for 2012, and 0.17% for 2011. See Note B in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New York Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2015, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

New York Tax-Exempt Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2015, the fund had contributed to Vanguard capital in the amount of $190,000, representing 0.01% of the fund’s net assets and 0.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended November 30, 2015, Vanguard’s expenses were reduced by $2,190,000 (an effective annual rate of 0.10% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At November 30, 2015, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to November 30, 2015, that would require recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2015

Share-Class Characteristics
	Investor		Admiral
	Shares		Shares
Ticker Symbol	VNYTX		VNYUX
Expense Ratio[1]	0.20%		0.12%
30-Day SEC Yield	2.06%		2.14%

Financial Attributes

		Barclays
		NY	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	836	6,121	47,840
Yield to Maturity
(before expenses)	2.2%	2.0%	2.2%
Average Coupon	4.8%	4.9%	4.8%
Average Duration	6.1 years	6.2 years	6.4 years
Average Stated
Maturity	16.8 years	13.7 years	13.1 years
Short-Term
Reserves	5.9%	—	—

Volatility Measures
	Barclays NY	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.98	0.98
Beta	1.17	1.13

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	5.2%
1 - 3 Years	3.5
3 - 5 Years	2.1
5 - 10 Years	10.2
10 - 20 Years	42.3
20 - 30 Years	31.0
Over 30 Years	5.7

Distribution by Credit Quality (% of portfolio)

AAA	22.6%
AA	48.5
A	20.1
BBB	6.2
BB	0.4
B	0.4
Not Rated	1.8

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated March 26, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2015, the expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2005, Through November 30, 2015
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended November 30, 2015
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	New York Long-Term Tax-Exempt Fund
	Investor Shares	3.97%	5.03%	4.54%	$15,588
••••••••	Barclays NY Municipal Bond Index	3.23	4.59	4.71	15,839
– – – –	New York Municipal Debt Funds

	Average	3.05	4.45	4.01	14,822
	Barclays Municipal Bond Index	3.10	4.79	4.73	15,878
New York Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

					Final Value
		One	Five	Ten	of a $50,000
		Year	Years	Years	Investment
New York Long-Term Tax-Exempt Fund
Admiral Shares		4.06%	5.12%	4.62%	$78,545
Barclays NY Municipal Bond Index		3.23	4.59	4.71	79,193
Barclays Municipal Bond Index		3.10	4.79	4.73	79,388

See Financial Highlights for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 2005, Through November 30, 2015
				Barclays NY
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2006	4.51%	2.17%	6.68%	6.02%
2007	4.33	-2.76	1.57	2.89
2008	4.03	-8.66	-4.63	-3.17
2009	4.57	8.69	13.26	14.51
2010	3.93	0.27	4.20	4.60
2011	3.96	1.81	5.77	6.04
2012	3.77	7.03	10.80	9.38
2013	3.27	-7.65	-4.38	-3.06
2014	3.77	5.94	9.71	7.84
2015	3.38	0.59	3.97	3.23

Average Annual Total Returns: Periods Ended September 30, 2015

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	3.73%	4.33%	3.97%	0.43%	4.40%
Admiral Shares	5/14/2001	3.82	4.41	4.05	0.43	4.48

New York Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.1%)
New York (98.8%)
Albany NY Capital Resource Corp. Revenue
(St. Peter’s Hospital)	6.000%	11/15/20 (Prere.)	325	398
Albany NY Capital Resource Corp. Revenue
(St. Peter’s Hospital)	6.125%	11/15/20 (Prere.)	150	185
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter’s Hospital Project)	5.250%	11/15/17 (Prere.)	5,000	5,439
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter’s Hospital Project)	5.750%	11/15/17 (Prere.)	3,840	4,215
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons North Project)	5.375%	5/1/29 (12)	3,455	3,917
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons North Project)	5.500%	5/1/32 (12)	2,550	2,889
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons South Project)	5.375%	5/1/29 (12)	4,395	4,983
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons South Project)	5.500%	5/1/32 (12)	1,500	1,699
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons West Project)	5.375%	5/1/29 (12)	3,415	3,872
Amherst NY Development Corp.
Student Housing Facility Revenue	5.000%	10/1/40 (4)	2,500	2,820
Amherst NY Development Corp.
Student Housing Facility Revenue	5.000%	10/1/45	3,800	4,287
Battery Park City Authority New York Revenue	5.000%	11/1/31	2,500	2,921
Brooklyn NY Local Development Corp.
PILOT Revenue (Barclays Center Project)	5.750%	7/15/20	1,550	1,755
Brooklyn NY Local Development Corp.
PILOT Revenue (Barclays Center Project)	6.000%	7/15/30	16,025	18,116

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Brooklyn NY Local Development Corp.
PILOT Revenue (Barclays Center Project)	6.500%	7/15/30	2,250	2,593
Brooklyn NY Local Development Corp.
PILOT Revenue (Barclays Center Project)	0.000%	7/15/31	3,655	1,815
Brooklyn NY Local Development Corp.
PILOT Revenue (Barclays Center Project)	0.000%	7/15/32	1,500	707
Brooklyn NY Local Development Corp.
PILOT Revenue (Barclays Center Project)	0.000%	7/15/33	2,160	952
Brooklyn NY Local Development Corp.
PILOT Revenue (Barclays Center Project)	6.250%	7/15/40	5,475	6,210
Brooklyn NY Local Development Corp.
PILOT Revenue (Barclays Center Project)	6.375%	7/15/43	17,790	20,276
Broome County NY Industrial Development
Agency Revenue (Good Shepherd Village Project)	6.875%	7/1/18 (Prere.)	3,250	3,739
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/24	1,395	1,567
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/25	2,000	2,341
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/25	1,590	1,786
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/37	4,515	4,784
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/40	1,500	1,655
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/24	500	599
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/25	500	604
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/26	1,000	1,195
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/28	2,000	2,345
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/29	500	582
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/39	2,715	2,996
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/44	2,510	2,746
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/34	650	718
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/44	2,000	2,179
Dutchess County NY Local Development Corp.
Revenue (Marist College Project)	5.000%	7/1/45	1,240	1,390
Erie County NY GO	5.000%	4/1/22	1,630	1,934
Erie County NY GO	5.000%	4/1/23	1,000	1,186
Erie County NY GO	5.000%	4/1/25	560	654
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/23	5,000	5,994
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	4,000	4,715

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/25	3,695	4,356
Freeport NY GO	5.000%	1/15/23	2,335	2,721
Freeport NY GO	5.000%	1/15/24	2,540	2,935
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	10/1/28	1,320	1,526
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/43	5,000	5,541
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/22	2,130	2,475
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/23	3,350	3,854
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/28	1,300	1,450
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	2,815	3,062
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/16	100	102
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.750%	7/1/23	1,600	1,787
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/29	2,170	2,420
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/34	1,800	1,978
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/39	1,645	1,786
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/44	1,670	1,802
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/47 (3)	11,235	11,683
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/47	12,370	12,863
Hudson Yards Infrastructure Corp.
New York Revenue	5.250%	2/15/47	7,925	8,702
Hudson Yards Infrastructure Corp.
New York Revenue	5.750%	2/15/47	28,525	32,550
Long Island NY Power Authority
Electric System Revenue	5.250%	6/1/16 (Prere.)	7,500	7,686
Long Island NY Power Authority
Electric System Revenue	5.000%	12/1/17	100	104
Long Island NY Power Authority
Electric System Revenue	5.250%	4/1/19	5,000	5,642
Long Island NY Power Authority
Electric System Revenue	6.250%	4/1/19 (Prere.)	2,225	2,614
Long Island NY Power Authority
Electric System Revenue	5.000%	5/1/21	2,000	2,331
Long Island NY Power Authority
Electric System Revenue	0.000%	6/1/24 (4)	19,830	16,185
Long Island NY Power Authority
Electric System Revenue	5.000%	9/1/25	1,500	1,744
Long Island NY Power Authority
Electric System Revenue	5.000%	9/1/26	3,400	3,917

New York Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Long Island NY Power Authority
	Electric System Revenue	5.000%	9/1/26	1,000	1,192
	Long Island NY Power Authority
	Electric System Revenue	0.000%	6/1/27 (4)	15,905	11,503
	Long Island NY Power Authority
	Electric System Revenue	4.500%	5/1/28 (14)	1,880	1,935
1	Long Island NY Power Authority
	Electric System Revenue	5.000%	9/1/28	1,000	1,173
	Long Island NY Power Authority
	Electric System Revenue	5.000%	9/1/34	4,500	5,099
	Long Island NY Power Authority
	Electric System Revenue	5.000%	9/1/35	6,000	6,784
	Long Island NY Power Authority
	Electric System Revenue	5.000%	9/1/37	7,325	8,054
	Long Island NY Power Authority
	Electric System Revenue	5.000%	5/1/38	11,005	12,029
	Long Island NY Power Authority
	Electric System Revenue	5.000%	9/1/39	5,500	6,165
	Long Island NY Power Authority
	Electric System Revenue	5.000%	9/1/44	9,140	10,180
2	Long Island NY Power Authority
	Electric System Revenue PUT	0.785%	11/1/18	3,000	2,981
	Madison County NY Capital Resource Corp.
	Revenue (Colgate University Project)	5.000%	7/1/40	1,495	1,706
	Madison County NY Capital Resource Corp.
	Revenue (Colgate University Project)	5.000%	7/1/43	6,000	6,801
	Monroe County NY Industrial Development Corp.
	Mortgage Revenue (Unity Hospital
	Rochester Project)	5.500%	8/15/23	4,120	4,138
	Monroe County NY Industrial Development Corp.
	Mortgage Revenue (Unity Hospital
	Rochester Project)	5.750%	8/15/30	3,500	4,136
	Monroe County NY Industrial Development Corp.
	Mortgage Revenue (Unity Hospital
	Rochester Project)	5.750%	8/15/35	3,000	3,545
	Monroe County NY Industrial Development Corp.
	Mortgage Revenue (Unity Hospital
	Rochester Project)	5.500%	8/15/40	3,700	4,315
	Monroe County NY Industrial Development Corp.
	Revenue (Rochester General Hospital)	5.000%	12/1/37	2,600	2,851
	Monroe County NY Industrial Development Corp.
	Revenue (Rochester General Hospital)	5.000%	12/1/42	5,305	5,775
	Monroe County NY Industrial Development Corp.
	Revenue (St. John Fisher College Project)	5.500%	6/1/39	1,500	1,678
	Monroe County NY Industrial Development Corp.
	Revenue (St. John Fisher College Project)	5.000%	6/1/44	2,500	2,666
	Monroe County NY Industrial Development Corp.
	Revenue (University of Rochester)	5.000%	7/1/29	1,250	1,495
	Monroe County NY Industrial Development Corp.
	Revenue (University of Rochester)	5.000%	7/1/30	4,880	5,689
	Monroe County NY Industrial Development Corp.
	Revenue (University of Rochester)	5.000%	7/1/31	1,000	1,183
	Monroe County NY Industrial Development Corp.
	Revenue (University of Rochester)	5.000%	7/1/32	1,640	1,931

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Monroe County NY Industrial Development Corp.
Revenue (University of Rochester)	5.000%	7/1/33	1,400	1,641
Monroe County NY Industrial Development Corp.
Revenue (University of Rochester)	5.000%	7/1/37	1,000	1,157
Monroe County NY Industrial Development Corp.
Revenue (University of Rochester)	4.000%	7/1/39	1,500	1,551
Monroe County NY Industrial Development Corp.
Revenue (University of Rochester)	5.000%	7/1/45	4,030	4,561
Nassau County NY GO	5.000%	10/1/20	9,025	10,436
Nassau County NY GO	5.000%	4/1/24	5,000	5,948
Nassau County NY GO	5.000%	4/1/29	4,320	5,012
Nassau County NY GO	5.000%	4/1/34	5,740	6,428
Nassau County NY GO	5.000%	4/1/35	1,500	1,677
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.010%	12/7/15	6,600	6,600
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/21	4,430	5,101
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/22	2,225	2,587
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/27	5,695	6,371
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/31	2,000	2,190
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/37	1,000	1,083
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/27	4,000	4,402
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/32	995	1,072
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/37	8,190	8,792
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/42	3,000	3,195
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/23	700	821
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/24	500	589
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,630
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,690	1,919

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,500	1,709
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/29	1,565	1,766
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,750	1,970
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/31	1,000	1,120
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/34	1,970	2,175
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/25	325	381
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/26	335	391
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/27	425	493
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/28	375	431
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/31	1,000	1,119
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/33	1,135	1,262
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/35	1,000	1,105
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/40	1,250	1,365
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/45	1,500	1,628
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/23	850	1,009
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/24	740	885
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/23	1,400	1,626
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/25	1,325	1,537
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/27	1,000	1,142
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/27	200	238
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/28	270	319
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/29	225	263
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/30	310	361
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/31	800	926

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/32	660	761
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/33	660	758
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/34	580	662
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/38	1,000	1,126
New York City NY Build NYC Resource Corp.
Revenue (YMCA of Greater New York)	5.000%	8/1/29	1,000	1,131
New York City NY Build NYC Resource Corp.
Revenue (YMCA of Greater New York)	4.000%	8/1/36	1,100	1,107
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance Program)
VRDO	0.080%	12/7/15 LOC	3,535	3,535
New York City NY GO	5.000%	2/1/16 (Prere.)	5	5
New York City NY GO	5.000%	8/1/16 (Prere.)	95	98
New York City NY GO	5.000%	1/1/17 (Prere.)	6,850	7,179
New York City NY GO	5.000%	1/1/17 (Prere.)	935	980
New York City NY GO	5.250%	8/15/18 (Prere.)	1,235	1,376
New York City NY GO	6.250%	10/15/18 (Prere.)	990	1,138
New York City NY GO	5.000%	8/1/21	995	1,003
New York City NY GO	5.000%	8/1/21	2,000	2,266
New York City NY GO	5.250%	9/1/21	5,750	6,405
New York City NY GO	5.000%	8/1/22	5,000	6,017
New York City NY GO	5.000%	8/1/22	7,500	9,025
New York City NY GO	5.000%	8/1/22	4,250	4,803
New York City NY GO	5.000%	8/1/22	4,000	4,671
New York City NY GO	5.250%	8/15/22	10,000	11,105
New York City NY GO	5.250%	9/1/22	12,000	13,358
New York City NY GO	5.000%	10/1/22	2,985	3,219
New York City NY GO	5.000%	8/1/23	5,000	6,083
New York City NY GO	5.000%	8/1/24	4,000	4,881
New York City NY GO	5.250%	8/15/24	13,765	15,221
New York City NY GO	5.000%	8/1/25	2,000	2,456
New York City NY GO	5.000%	8/1/25	10,540	12,388
New York City NY GO	5.000%	1/1/26	425	445
New York City NY GO	5.000%	8/1/26	5,000	6,010
New York City NY GO	5.000%	8/1/26	4,370	5,344
New York City NY GO	5.000%	8/15/26	14,500	15,892
New York City NY GO	5.250%	8/15/26	5,100	5,623
New York City NY GO	5.000%	4/1/27	5,000	5,872
New York City NY GO	5.000%	8/1/27	15,290	17,897
New York City NY GO	5.000%	8/1/27	4,550	5,421
New York City NY GO	5.000%	8/1/27	9,900	11,825
New York City NY GO	5.000%	5/15/28	4,500	5,025
New York City NY GO	5.000%	8/1/28	3,710	4,324
New York City NY GO	5.000%	8/1/28	3,000	3,621
New York City NY GO	5.000%	8/1/28	7,000	7,861
New York City NY GO	5.000%	8/1/28	4,000	4,789
New York City NY GO	5.000%	8/1/28	1,915	2,225
New York City NY GO	6.250%	10/15/28	45	52
New York City NY GO	5.625%	4/1/29	3,000	3,409
New York City NY GO	5.000%	8/1/29	5,000	5,933

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/29	2,500	2,899
New York City NY GO	5.000%	8/1/30	2,335	2,711
New York City NY GO	5.000%	8/1/30	3,000	3,561
New York City NY GO	5.000%	8/1/30	2,185	2,550
New York City NY GO	5.000%	8/1/30	6,220	7,332
New York City NY GO	5.000%	3/1/31	6,000	6,993
New York City NY GO	5.450%	4/1/31	8,500	9,596
New York City NY GO	5.000%	8/1/31	2,000	2,330
New York City NY GO	5.000%	8/1/31	3,000	3,502
New York City NY GO	5.000%	8/1/31	1,500	1,740
New York City NY GO	5.000%	3/1/32	5,000	5,795
New York City NY GO	5.000%	8/1/32	4,000	4,661
New York City NY GO	5.000%	8/1/32	2,985	3,484
New York City NY GO	5.000%	3/1/33	7,500	8,661
New York City NY GO	5.000%	10/1/33	6,500	7,485
New York City NY GO	5.000%	10/1/34	2,000	2,294
New York City NY GO	5.000%	8/1/35	3,500	4,041
New York City NY GO	5.375%	4/1/36	4,000	4,503
New York City NY GO	5.000%	6/1/36	910	1,052
New York City NY GO	5.000%	10/1/36	3,000	3,463
New York City NY GO	5.000%	3/1/37	6,790	7,755
New York City NY GO VRDO	0.010%	12/1/15	1,600	1,600
New York City NY GO VRDO	0.010%	12/1/15	2,000	2,000
New York City NY GO VRDO	0.010%	12/7/15	5,100	5,100
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	2,000	2,289
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,000	3,386
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,636
New York City NY Housing Development Corp.
Capital Fund Grant Program Revenue
(New York City Housing Authority Program)	5.000%	7/1/23	1,000	1,207
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	2,700	3,195
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	3,035	3,576
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/1/29	1,500	1,499
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,449
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,644
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/15/29	3,500	3,567
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	2,605	3,056
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/1/30	3,000	3,074
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.650%	11/1/34	3,000	3,029
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/15/34	5,000	5,153

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.050%	11/1/38	3,055	3,217
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,719
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,767
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,602
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce Street)	3.500%	2/15/48	11,000	11,017
New York City NY Industrial Development Agency
Civic Facility Revenue (New York Law School)
VRDO	0.010%	12/7/15 LOC	2,800	2,800
New York City NY Industrial Development Agency
Civic Facility Revenue (United Jewish Appeal-
Federation of Jewish Philanthropies of
New York, Inc.)	5.000%	7/1/34	4,850	5,423
New York City NY Industrial Development Agency
PILOT Revenue (Queens Baseball Stadium
Project)	6.125%	1/1/29 (12)	1,750	1,970
New York City NY Industrial Development Agency
PILOT Revenue (Queens Baseball Stadium
Project)	6.375%	1/1/39 (12)	4,000	4,539
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/34 (12)	10,285	5,109
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/35 (12)	4,305	2,022
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/36 (14)	9,670	9,925
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	7.000%	3/1/49 (12)	33,850	39,627
New York City NY Industrial Development Agency
Special Facility Revenue (New York Stock
Exchange Project)	5.000%	5/1/29	2,020	2,239
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	9,871
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	4,125
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	4,060
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	5,000	6,119
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	10,000	12,107
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,282
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,323
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	1,500	1,742
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,000	6,558
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	12,385	14,386

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	10,000	11,312
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	6,000	6,892
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,457
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,769
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	3,305	3,832
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	2,500	2,899
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	5,405	6,243
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	7,500	8,662
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,576
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	8,428
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	15,008
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	20,990
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	10,075	11,219
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	13,400	14,868
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	15,385	17,519
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,631
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	2,500	2,927
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	8,470	9,690
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	10,000	11,349
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	5,000	5,652
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	15,000	17,152
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	7,650	8,610
3 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.010%	12/1/15	1,500	1,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/1/15	6,300	6,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/1/15	4,900	4,900

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/1/15	1,500	1,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/1/15	500	500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/1/15	6,000	6,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/1/15	4,600	4,600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/1/15	2,100	2,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/1/15	1,600	1,600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/1/15	5,500	5,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	12/7/15	5,200	5,200
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26	3,000	3,683
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/27	4,000	4,871
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	8,665	10,503
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/29	16,000	19,279
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	2,775	3,319
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	11,000	13,090
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24 (14)	6,740	7,040
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	9,500	10,669
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25 (14)	5,200	5,431
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	5,000	5,614
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26	1,970	2,386
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26 (14)	6,150	6,423
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	2,805	3,280
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	5,000	5,812
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	500	553

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,840
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	4,260	4,895
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	551
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,000	4,641
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	7,000	7,732
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,776
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	8,205	9,359
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	10,000	11,039
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	5,000	5,720
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/37 (12)(3)	12,120	12,626
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	13,885	15,542
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,801
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	7,110	7,876
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,975	6,785
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	2,000	2,284
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,200	5,930
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/41	2,000	2,279
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	1,410	1,589
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	5	5
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	5,620	5,962
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17 (Prere.)	6,725	7,263
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	3,740	4,222
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	15	17
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/24	3,970	4,472
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	3,000	3,574
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	3,000	3,707
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/25	1,000	1,176

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	1,000	1,173
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/27	2,000	2,324
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	2,500	3,027
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	2,000	2,318
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	2,000	2,338
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	4,985	5,599
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	5,000	6,014
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,500	1,753
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	5,000	5,585
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/30	4,825	5,698
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	2,880	3,034
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,500	2,949
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,314
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	3,575	4,091
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	7,300	8,465
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	5,350	6,348
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	2,850	3,320
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	10,260	12,074
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	9,500	11,218
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	2,195	2,528
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	5,000	5,783
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	10,000	11,607
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	8,698
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	11,433
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	3,000	3,533
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	11,600	13,388
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	5,000	5,797

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	2,000	2,242
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	3,750	4,279
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	13,000	14,880
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	3,505	3,922
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/42	2,500	2,844
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	12/1/15	2,000	2,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	12/7/15	8,000	8,000
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.010%	12/1/15	1,285	1,285
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.010%	12/1/15	3,200	3,200
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.010%	12/1/15	1,035	1,035
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/31	4,845	5,316
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/34	4,000	4,412
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/39	4,000	4,412
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.010%	12/7/15	5,500	5,500
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/21	1,000	1,158
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	7,000	7,739
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	4,000	4,633
New York Convention Center Development Corp.
Revenue	5.000%	11/15/33	3,000	3,496
New York Convention Center Development Corp.
Revenue	5.000%	11/15/40	12,915	14,752
New York Convention Center Development Corp.
Revenue	5.000%	11/15/45	4,000	4,540
3 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	5,000	5,196
New York Liberty Development Corp. Revenue	5.000%	11/15/31	10,835	12,319
New York Liberty Development Corp. Revenue	5.000%	12/15/41	14,750	16,586
New York Liberty Development Corp. Revenue	5.000%	9/15/43	14,360	15,856
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	7,756
New York Liberty Development Corp. Revenue	5.125%	1/15/44	24,000	26,533
New York Liberty Development Corp. Revenue	5.000%	11/15/44	20,000	22,260
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,708
New York Liberty Development Corp. Revenue	5.625%	7/15/47	6,055	6,871
New York Liberty Development Corp. Revenue	6.375%	7/15/49	18,225	20,530
New York Liberty Development Corp. Revenue	5.750%	11/15/51	23,590	27,216
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	5,000	5,802

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/32	5,000	5,761
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/40	4,680	5,372
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	3/15/44	4,965	5,408
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	50,770	60,486
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	9,565	11,752
4 New York Metropolitan Transportation Authority
Revenue	0.463%	11/1/22 (4)	3,750	3,642
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	4,500	4,859
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	1,000	1,210
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/23	5,000	5,754
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	1,000	1,079
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,000	1,107
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,330	2,695
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	3,000	3,322
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	10,000	11,865
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	5,997
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	5,767
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	4,945	5,476
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27 (14)	2,500	2,687
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	6,385	7,590
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,250	5,052
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	2,250	2,457
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,000	4,429
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	1,000	1,165
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/28	5,000	5,787
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	3,000	3,544
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	1,000	1,165
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	3,715	4,049

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	6,540	7,880
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	1,150	1,339
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	5,000	5,755
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	1,500	1,730
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	2,050	2,352
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	3,500	4,023
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	3,000	3,452
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	5,000	5,815
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	10,000	11,249
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/38	1,000	1,175
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/39	5,000	5,833
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	10,000	11,417
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	2,000	2,265
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	4,000	4,441
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	5,000	5,586
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/45	5,180	5,823
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/55	2,045	2,318
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/28	5,000	5,682
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/29	4,000	4,576
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/30	4,000	4,569
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/29	6,975	8,263
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/31	11,000	12,934
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,840
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.625%	11/15/39	500	562
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.010%	12/1/15 LOC	2,685	2,685
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22	5,000	5,401
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	10,000	11,115

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Hospital
Revenue (Albany Medical Center Hospital)	5.000%	8/15/18 (4)	7,820	7,850
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/27 (4)	4,360	4,637
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/24	3,000	3,483
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/26	1,000	1,154
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/29	4,000	4,674
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/30	1,000	1,163
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/32	1,530	1,792
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/35	1,000	1,142
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/41	11,000	12,540
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/42	13,500	15,205
New York State Dormitory Authority Revenue
(Barnard College)	5.000%	7/1/26	750	909
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/31	1,100	1,168
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/32	1,340	1,413
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/26	1,630	1,822
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/27	1,210	1,345
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/28	1,000	1,105
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/29	1,000	1,099
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	775
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	4,670	5,119
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	5,000	5,681
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	1,825	2,120
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/35	1,500	1,537
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.000%	7/1/16	355	361
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/17	300	315
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/18	325	350
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/19	250	275
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/20	400	447

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/21	300	339
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/28	540	599
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.500%	7/1/33	1,000	1,138
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/34	350	380
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/42	600	636
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.750%	7/1/43	7,085	8,108
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/21	250	278
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,551
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/26	2,500	2,937
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/31	3,000	3,410
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/33	7,325	8,258
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/35	3,500	3,933
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/40	7,500	8,377
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/26	2,355	2,623
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/27	1,520	1,683
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/21	2,000	2,370
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/23	1,490	1,779
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,138
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/28 (4)	500	548
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/26	740	793
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/27	650	692
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/29	1,000	1,062
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/42	500	525
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	4,063
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	5,188
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,701
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/21	1,000	1,142

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.150%	7/1/24 (14)	2,000	2,328
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/17 (Prere.)	8,000	8,518
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	3,000	3,073
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	900	1,057
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/25	1,000	1,186
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/26	670	788
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/31	1,000	1,146
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/40	1,000	1,141
5 New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/18 (Prere.)	15,700	17,320
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	2,000	2,390
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	7,734
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,790
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,707
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	5,000	5,571
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	10,000	11,282
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	3,000	3,399
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/16 (Prere.)	3,965	4,133
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/16 (Prere.)	4,035	4,206
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/16 (Prere.)	4,285	4,467
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/16 (Prere.)	5,495	5,728
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/16 (Prere.)	1,800	1,876
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/20	2,520	2,879
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21	1,000	1,160

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/22	1,465	1,716
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	1,000	1,122
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/27	1,535	1,809
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/28	2,000	2,340
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/29	7,910	9,185
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/30	2,000	2,309
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,500	2,874
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	7,000	7,695
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/33	3,500	4,012
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.250%	5/1/34	1,000	1,109
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/36	3,000	3,384
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/39	4,000	4,381
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/41	2,500	2,727
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/43	2,050	2,264
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/25	1,300	1,425
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/28	1,500	1,618
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/29	815	875
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/16 (Prere.)	10,000	10,467
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	5,000	6,141
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	5,825	6,930

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	1,670	2,027
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	5,000	5,796
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,185	2,524
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,225	2,467
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	3,790	4,365
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	6,000	7,113
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	4,038
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	5,000	5,752
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	6,615	7,622
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	11,443
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	11,600	13,200
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/37	5,000	5,717
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	3,695	4,216
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	5,000	5,556
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	18,000	20,147
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	5,030	5,769
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	12,230	13,760
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	11,529
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	5,000	5,682
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/23	400	478
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/25	500	597
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/28	1,000	1,157
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	500	574
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29 (12)	3,750	4,144
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/34	2,000	2,254
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/39	1,750	1,946
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/25	1,355	1,595

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/38	2,250	2,528
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,263
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/42	3,000	3,350
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,670	3,083
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	3,130
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/38	9,000	10,259
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	4,610	5,229
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (15)	4,990	5,780
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	6,495	7,604
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	1,340	1,589
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	2,860	3,398
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26 (15)	4,375	5,246
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,000	1,165
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	1,000	1,185
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	1,000	1,177
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29 (4)	1,500	1,754
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/31 (4)	750	867
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/32 (4)	1,000	1,152
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33 (4)	1,000	1,149
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34 (4)	1,000	1,146
New York State Dormitory Authority Revenue
(St. John’s University)	5.250%	7/1/17 (Prere.)	9,000	9,630
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/26	1,100	1,314
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/27	650	769
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/30	1,665	1,921
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/31	1,500	1,723
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/44	2,500	2,781
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/26	1,300	1,542

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/27	2,500	2,943
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/29	2,250	2,624
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.250%	7/1/31	2,500	2,950
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	9,413
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,000	5,876
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	3,000	3,510
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/31	1,750	1,998
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/42	2,000	2,236
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/16 (Prere.)	3,665	3,766
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/20 (Prere.)	5,575	6,749
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	3,000	3,403
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/40	3,000	3,385
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	5,000	5,681
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/45	3,000	3,364
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	1/1/17 (Prere.)	8,405	8,798
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	1/1/17 (Prere.)	1,000	1,047
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.010%	12/7/15 LOC	10,000	10,000
New York State Dormitory Authority Revenue
(Vassar College)	5.000%	7/1/46	2,500	2,647
New York State Dormitory Authority Revenue
(Wyckoff Heights Medical Center)	5.000%	2/15/21	1,000	1,172
New York State Dormitory Authority Revenue
(Wyckoff Heights Medical Center)	5.000%	8/15/21	1,250	1,479
New York State Dormitory Authority Revenue
(Yeshiva University)	3.750%	9/1/17 (ETM)	135	141
New York State Dormitory Authority Revenue
(Yeshiva University)	3.750%	9/1/17	655	667
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/17 (ETM)	390	417
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/17	665	694
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18 (ETM)	390	429
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18	660	698
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	65	74

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	20	23
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	350	397
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	130	147
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/20	295	313
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/20 (ETM)	1,325	1,521
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/20	2,265	2,441
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (ETM)	285	332
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (Prere.)	370	437
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21	495	535
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/26	80	82
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/27	1,650	1,693
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/28	615	629
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/40	630	630
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/26	3,000	3,696
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/27	3,000	3,656
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/31	8,975	10,535
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/32	2,650	3,098
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/33	5,000	5,821
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/34	5,000	5,801
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/35	5,240	6,062
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/36	7,995	9,205
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/37	5,000	5,749
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/38	1,200	1,359
New York State Dormitory Authority
Sales Tax Revenue	5.000%	3/15/43	13,685	15,379
3 New York State Dormitory Authority
Sales Tax Revenue TOB VRDO	0.020%	12/7/15	7,500	7,500
New York State Energy Research & Development
Authority Pollution Control Revenue Consolidated
Edison Co. of New York Inc. Project)	0.148%	5/1/32 (10)	3,250	2,925

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Energy Research & Development
Authority Pollution Control Revenue (Consolidated
Edison Co. of New York Inc. Project)	0.148%	5/1/32 (10)	3,525	3,172
New York State Energy Research & Development
Authority Pollution Control Revenue (Consolidated
Edison Co. of New York Inc. Project)	0.148%	5/1/32 (10)	2,225	2,002
New York State Energy Research & Development
Authority Pollution Control Revenue
(Rochester Gas & Electric Corp. Project) PUT	5.000%	8/1/16 (14)	7,750	7,952
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	8,000	8,982
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	9/15/17 (Prere.)	2,900	3,121
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	1,985	1,993
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	2,000	2,369
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/31	2,000	2,328
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/31	5,870	6,855
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/32	5,000	5,817
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/32	5,000	5,980
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/33	5,000	5,952
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/34	4,145	4,861
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/34	3,000	3,051
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/36	1,500	1,734
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/41	5,900	6,777
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16 (ETM)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16	3,005	3,141
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,000	3,467
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	9/15/40	2,370	2,743

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	3,874
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	3/15/45	5,000	5,731
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water
New Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,224
New York State GO	5.000%	3/1/28	14,550	17,337
New York State GO	5.000%	2/15/39	9,500	10,579
New York State Housing Finance Agency
Housing Revenue	3.850%	11/1/42	1,405	1,411
New York State Housing Finance Agency Revenue
(Personal Income Tax)	5.000%	3/15/38	15,245	16,272
New York State Housing Finance Agency Revenue
(Personal Income Tax) VRDO	0.010%	12/7/15	26,100	26,100
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center Project)	5.375%	11/15/40	3,000	3,151
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center Project)	5.000%	11/15/44	14,000	14,308
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	1,655	1,725
New York State Local Government Assistance
Corp. Revenue VRDO	0.010%	12/7/15	11,300	11,300
New York State Local Government Assistance
Corp. Revenue VRDO	0.010%	12/7/15	2,000	2,000
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	1,895	1,937
New York State Mortgage Agency Revenue
(NYHELP’s Education Loan)	4.750%	11/1/24	1,340	1,432
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,118
New York State Thruway Authority Revenue	5.000%	5/1/19	9,485	10,654
New York State Thruway Authority Revenue	5.000%	1/1/26	2,545	2,993
New York State Thruway Authority Revenue	5.000%	1/1/27 (14)	2,000	2,145
New York State Thruway Authority Revenue	5.000%	1/1/28 (14)	2,500	2,682
New York State Thruway Authority Revenue	5.000%	1/1/28	5,150	6,181
New York State Thruway Authority Revenue	5.000%	1/1/29	4,000	4,751
New York State Thruway Authority Revenue	5.000%	1/1/30	2,500	2,954
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,588
New York State Thruway Authority Revenue	5.000%	1/1/31	5,500	6,465
New York State Thruway Authority Revenue	5.000%	1/1/31	8,500	9,708
New York State Thruway Authority Revenue	5.000%	1/1/32	4,070	4,762
New York State Thruway Authority Revenue	5.000%	1/1/37	9,000	10,133
New York State Thruway Authority Revenue	5.000%	1/1/42	9,765	10,913
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (Prere.)	150	159
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	5,000	5,984
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26	10,000	11,850
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	2,000	2,290
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	9,000	9,909
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,290

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,302
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,302
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/32	7,975	9,126
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	2,500	2,921
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	2,305	2,693
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,500	1,748
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,735	3,170
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,500	1,741
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	3,860	4,360
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	3,365	4,089
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	5,000	5,841
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	3,000	3,443
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33 (14)	2,500	2,718
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/36	2,740	3,035
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/37	7,000	7,348
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	10,000	11,245
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	1,355	1,554
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/24	10,000	11,050
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.010%	12/7/15	900	900
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	10,634
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	11,586
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/26	320	353
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/30	2,750	2,979
Niagara NY Frontier Transportation Authority
Airport Revenue (Buffalo Niagara International
Airport)	4.000%	4/1/16	1,000	1,012
3 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.120%	12/7/15 LOC	2,500	2,500
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.500%	3/1/24	3,000	3,004
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.250%	3/1/31	2,000	1,894

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/28	450	507
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/30	450	500
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/32	1,000	1,077
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/33	575	630
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/35	635	690
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/40	1,940	2,095
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/42	1,750	1,858
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/45	2,450	2,627
Onondaga County NY Civic Development Corp.
Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/25	6,000	6,441
Onondaga County NY Trust For Cultural Resources
Revenue (Syracuse University Project)	5.000%	12/1/31	1,000	1,165
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	4.000%	10/1/19	650	692
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	5.000%	10/1/20	655	730
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	5.000%	10/1/45	3,000	3,194
Port Authority of New York & New Jersey
Revenue	5.000%	8/15/28 (4)	10,000	10,726
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/28	2,000	2,394
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/29	2,200	2,512
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	3,500	4,214
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/30	2,345	2,677
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/31	2,300	2,626
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/32	2,500	2,852
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	6,500	7,443
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/33	3,500	3,992
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	1,750	2,070
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	1,290	1,496
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,397
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/36	4,000	4,590
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	10,765	12,179

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	10,000	11,251
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/41	5,000	5,775
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	4,000	4,581
Port Authority of New York & New Jersey
Revenue	4.000%	10/15/45	3,000	3,119
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	7,750	8,937
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	8,031
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,667
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	9,365	10,926
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/43	8,870	9,845
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/28	1,500	1,685
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/28	10,750	11,892
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/29	3,000	3,348
Suffolk County NY Industrial Development Agency
Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/19	500	505
Suffolk County NY Industrial Development Agency
Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/20	1,000	1,015
Suffolk County NY Industrial Development Agency
Civic Facility Revenue (Institute of
Technology Project)	5.000%	3/1/26	1,995	2,028
Suffolk County NY Judicial Facilities Agency
Lease Revenue (H. Lee Dennison Building)	5.000%	11/1/33	7,900	8,616
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.000%	6/1/32	2,675	2,924
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.250%	6/1/37	3,300	3,599
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	5,000	5,316
Tompkins County NY Development Corp.
Revenue (Ithaca College)	5.000%	7/1/32	1,555	1,779
Tompkins County NY Development Corp.
Revenue (Ithaca College)	5.000%	7/1/33	1,605	1,832
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell University)	5.000%	7/1/37	7,130	8,145
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/23	1,500	1,792
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	4,000	4,825

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	2,000	2,353
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	2,000	2,336
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	10,000	11,896
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	500	615
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/27	6,400	7,435
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/27	925	1,126
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	2,500	2,906
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	600	726
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	2,675	2,956
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	725	869
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	500	596
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	2,225	2,639
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	6,990	8,105
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	2,000	2,351
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	3,385	3,686
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	2,500	2,923
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	2,500	2,916
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	10,000	10,872
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	15,000	16,384
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/40	1,000	1,151
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/45	4,000	4,675
3 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.020%	12/7/15	4,000	4,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.010%	12/7/15 LOC	6,700	6,700
1 Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/23	1,000	1,182
1 Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/24	1,000	1,191
1 Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/25	1,000	1,198
1 Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/26	1,000	1,194

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/27	1,600	1,900
1 Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/28	1,000	1,175
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,686
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	4,088
United Nations Development Corp. New York
Revenue	5.000%	7/1/20	3,340	3,760
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/27	3,000	3,708
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/27	5,000	6,201
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	5,000	5,974
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	10,000	11,883
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	1,300	1,578
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	7,000	8,284
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	9,650	11,382
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	3,150	3,703
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	5,130	6,010
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	5,000	5,919
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	15,000	17,210
Westchester County NY GO	5.000%	7/1/16 (ETM)	190	195
Westchester County NY GO	5.000%	7/1/16	9,660	9,931
Westchester County NY GO	5.000%	7/1/17 (ETM)	200	214
Westchester County NY GO	5.000%	7/1/17	10,140	10,848
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,892
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	2,100	2,361
Westchester County NY Local Development Corp.
Revenue (Kendal on Hudson Project)	3.000%	1/1/18	900	926
Westchester County NY Local Development Corp.
Revenue (Kendal on Hudson Project)	5.000%	1/1/28	1,350	1,476
Westchester County NY Local Development Corp.
Revenue (Kendal on Hudson Project)	5.000%	1/1/34	1,450	1,553
Westchester County NY Local Development Corp.
Revenue (Pace University)	5.000%	5/1/34	1,500	1,610
Westchester County NY Local Development Corp.
Revenue (Pace University)	5.500%	5/1/42	3,000	3,314
Western Nassau County NY Water Authority
Water System Revenue	5.000%	4/1/40	2,000	2,256
Yonkers NY GO	5.000%	10/1/20	1,000	1,152
Yonkers NY GO	5.000%	3/15/22 (4)	1,600	1,850

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Yonkers NY GO	5.000%	3/15/23 (4)	1,250	1,435
Yonkers NY GO	5.000%	3/15/25 (4)	1,000	1,136
				3,923,030
Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	4,200	4,548
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	4,900	5,236
				9,784
Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,147

Guam (0.0%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/29	1,000	1,114
Total Tax-Exempt Municipal Bonds (Cost $3,698,959)				3,935,075

				Amount
				($000)
Other Assets and Liabilities (0.9%)
Other Assets
Investment in Vanguard				342
Receivables for Accrued Income				46,398
Receivables for Capital Shares Issued				3,849
Other Assets				2,841
Total Other Assets				53,430
Liabilities
Payables for Investment Securities Purchased				(10,028)
Payables for Capital Shares Redeemed				(1,021)
Payables for Distributions				(3,447)
Payables to Vanguard				(4,171)
Other Liabilities				(21)
Total Liabilities				(18,688)
Net Assets (100%)				3,969,817

New York Long-Term Tax-Exempt Fund

At November 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	3,732,005
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	1,694
Unrealized Appreciation (Depreciation)
Investment Securities	236,116
Futures Contracts	2
Net Assets	3,969,817

Investor Shares—Net Assets
Applicable to 35,697,175 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	422,568
Net Asset Value Per Share—Investor Shares	$11.84

Admiral Shares—Net Assets
Applicable to 299,660,632 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,547,249
Net Asset Value Per Share—Admiral Shares	$11.84

  See Note A in Notes to Financial Statements.
  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2015.
  Adjustable-rate security.
  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, the aggregate value of these securities was $20,696,000, representing 0.5% of net assets.
  The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
  Securities with a value of $883,000 have been segregated as initial margin for open futures contracts. A key to abbreviations and other references follows the Statement of Net Assets.
  See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2015
($000)
Investment Income
Income
Interest	131,025
Total Income	131,025
Expenses
The Vanguard Group—Note B
Investment Advisory Services	386
Management and Administrative—Investor Shares	687
Management and Administrative—Admiral Shares	3,150
Marketing and Distribution—Investor Shares	97
Marketing and Distribution—Admiral Shares	398
Custodian Fees	41
Auditing Fees	34
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—Admiral Shares	9
Trustees’ Fees and Expenses	3
Total Expenses	4,815
Net Investment Income	126,210
Realized Net Gain (Loss)
Investment Securities Sold	15,142
Futures Contracts	(339)
Realized Net Gain (Loss)	14,803
Change in Unrealized Appreciation (Depreciation)
Investment Securities	7,809
Futures Contracts	2
Change in Unrealized Appreciation (Depreciation)	7,811
Net Increase (Decrease) in Net Assets Resulting from Operations	148,824

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	126,210	118,791
Realized Net Gain (Loss)	14,803	19,431
Change in Unrealized Appreciation (Depreciation)	7,811	168,120
Net Increase (Decrease) in Net Assets Resulting from Operations	148,824	306,342
Distributions
Net Investment Income
Investor Shares	(14,063)	(14,141)
Admiral Shares	(112,144)	(104,650)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(126,207)	(118,791)
Capital Share Transactions
Investor Shares	1,288	5,394
Admiral Shares	341,878	322,740
Net Increase (Decrease) from Capital Share Transactions	343,166	328,134
Total Increase (Decrease)	365,783	515,685
Net Assets
Beginning of Period	3,604,034	3,088,349
End of Period[1]	3,969,817	3,604,034
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $0 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.77	$11.11	$12.03	$11.24	$11.04
Investment Operations
Net Investment Income	. 390	. 404.397		.405	.420
Net Realized and Unrealized Gain (Loss)
on Investments	.070	.660	(.920)	.790	.200
Total from Investment Operations	.460	1.064	(.523)	1.195	.620
Distributions
Dividends from Net Investment Income	(.390)	(.404)	(.397)	(.405)	(.420)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.390)	(.404)	(.397)	(.405)	(.420)
Net Asset Value, End of Period	$11.84	$11.77	$11.11	$12.03	$11.24

Total Return[1]	3.97%	9.71%	-4.38%	10.80%	5.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$423	$417	$391	$528	$498
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.26%	3.57%	3.47%	3.48%	3.82%
Portfolio Turnover Rate	17%	27%	23%	16%	22%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.77	$11.11	$12.03	$11.24	$11.04
Investment Operations
Net Investment Income	. 400.413		.406	.414	.428
Net Realized and Unrealized Gain (Loss)
on Investments	.070	.660	(.920)	.790	.200
Total from Investment Operations	.470	1.073	(.514)	1.204	.628
Distributions
Dividends from Net Investment Income	(.400)	(.413)	(.406)	(.414)	(.428)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.400)	(.413)	(.406)	(.414)	(.428)
Net Asset Value, End of Period	$11.84	$11.77	$11.11	$12.03	$11.24

Total Return[1]	4.06%	9.80%	-4.31%	10.89%	5.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,547	$3,187	$2,697	$2,970	$2,527
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.34%	3.65%	3.55%	3.56%	3.90%
Portfolio Turnover Rate	17%	27%	23%	16%	22%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2015, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

New York Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2015, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2015, the fund had contributed to Vanguard capital in the amount of $342,000, representing 0.01% of the fund’s net assets and 0.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

New York Long-Term Tax-Exempt Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,935,075	—
Futures Contracts—Assets[1]	12	—	—
Futures Contracts—Liabilities[1]	(21)	—	—
Total	(9)	3,935,075	—
1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	March 2016	99	11,749	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $918,000 from accumulated net realized gains to paid-in capital.

The fund used capital loss carryforwards of $9,965,000 to offset taxable capital gains realized during the year ended November 30, 2015, reducing the amount of capital gains that would otherwise be available to distribute to shareholders. For tax purposes, at November 30, 2015, the fund had short-term and long-term capital gains of $3,000 and $3,639,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

At November 30, 2015, the cost of investment securities for tax purposes was $3,700,905,000. Net unrealized appreciation of investment securities for tax purposes was $234,170,000, consisting of unrealized gains of $235,766,000 on securities that had risen in value since their purchase and $1,596,000 in unrealized losses on securities that had fallen in value since their purchase.

New York Long-Term Tax-Exempt Fund

F. During the year ended November 30, 2015, the fund purchased $1,069,759,000 of investment securities and sold $592,388,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:
			Year Ended November 30,
		2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	105,922	9,130	109,466	9,348
Issued in Lieu of Cash Distributions	11,814	1,002	11,679	1,012
Redeemed	(116,448)	(9,897)	(115,751)	(10,098)
Net Increase (Decrease)—Investor Shares	1,288	235	5,394	262
Admiral Shares
Issued	694,995	58,971	583,940	50,732
Issued in Lieu of Cash Distributions	75,223	6,378	72,354	6,273
Redeemed	(428,340)	(36,356)	(333,554)	(29,235)
Net Increase (Decrease) —Admiral Shares	341,878	28,993	322,740	27,770

H. Management has determined that no material events or transactions occurred subsequent to November 30, 2015, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard New York Tax-Free Funds and the Shareholders of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund (constituting Vanguard New York Tax-Free Funds, hereafter referred to as the “Funds”) at November 30, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2015 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 13, 2016

Special 2015 tax information (unaudited) for Vanguard New York Long-Term Tax-Exempt Fund

This information for the fiscal year ended November 30, 2015, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

The Long-Term Tax-Exempt Fund distributed $918,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2015	11/30/2015	Period
Based on Actual Fund Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,000.05	$0.35
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,027.90	$1.07
Admiral Shares	1,000.00	1,028.31	0.66
Based on Hypothetical 5% Yearly Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,024.72	$0.36
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.02	$1.07
Admiral Shares	1,000.00	1,024.42	0.66

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the New York Tax-Exempt Money Market Fund, 0.07%; and for the New York Long-Term Tax-Exempt Fund, 0.21% for Investor Shares and 0.13% for Admiral Shares. (The six-month expense ratio for the New York Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses, described in Note B of the Notes to Financial Statements. Before the reduction, the fund’s annualized six-month expense ratio was 0.16%.) The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody’s, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 194 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, and North Carolina A&T University.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International PLC (diversified manufacturing and services), Hewlett-Packard Co. (electronic computer manufacturing), and Delphi Automotive PLC (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Investment Advisory Committee of Major League Baseball.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Trustee of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center and of the Advisory Board of the Parthenon Group (strategy consulting).

Executive Officers

Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Heidi Stam

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Mortimer J. Buckley
Kathleen C. Gubanich
Paul A. Heller
Martha G. King
John T. Marcante

Chris D. McIsaac
James M. Norris
Thomas M. Rampulla
Glenn W. Reed
Karin A. Risi

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q760 012016

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, and André F. Perold.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2015: $63,000
Fiscal Year Ended November 30, 2014: $60,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2015: $7,000,200
Fiscal Year Ended November 30, 2014: $6,605,127

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended November 30, 2015: $2,899,096
Fiscal Year Ended November 30, 2014: $2,176,479

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended November 30, 2015: $353,389
Fiscal Year Ended November 30, 2014: $316,869

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended November 30, 2015: $202,313
Fiscal Year Ended November 30, 2014: $198,163

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2015: $555,702
Fiscal Year Ended November 30, 2014: $515,032

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 19, 2016

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 19, 2016

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.